Ordinary and Preferred Shares	12 Months Ended
Dec. 31, 2013
Ordinary and Preferred Shares
Note 21.	Ordinary and Preferred Shares

Ordinary shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,385,951	54,019,154	$722

Total	120,000,000	54,385,951	54,019,154	$722

	December 31, 2013
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	53,150,630	$727

Total	120,000,000	54,763,151	53,150,630	$727

On April 30, 2013, the Company issued 377,200 ordinary shares as a result of the agreement with the former owners of TuneUp described in Note 22.

On February 7, 2012, the Company issued 2,382,591 ordinary shares as a result of the exercise of the same number of share options. Upon the exercise of the same number of share options, the Company issued 1,920 and 1,440 ordinary shares on May 15, 2012 and June 6, 2012, respectively.

The pertinent rights and privileges of holders of ordinary shares are as follows:

Preemptive rights: Each holder of the ordinary shares has in principle preemptive rights in respect of all ordinary share issuances or grants or the rights to subscribe for ordinary shares, in proportion to the aggregate nominal value of ordinary shares held by such holder. Shareholders, however, have no preemptive rights in respect of the issuance of ordinary shares, or the grant of the right to subscribe for ordinary shares, which are issued or granted for a consideration other than cash, which are issued or granted to employees of the Company or of a group company of the Company, or in respect of the issuance of ordinary shares to any person who exercises a previously existing right to subscribe for ordinary shares. A General Meeting of Shareholders, however, resolved to restrict or exclude preemptive rights in respect of the issuance of ordinary shares and the grant of the right to subscribe for ordinary shares.

Liquidation rights: Each holder of preferred shares outstanding (if issued) will receive from the balance of the Company’s assets after payment of all debts and the costs of liquidation, to the extent possible, the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares. The previous sentence does not apply if the preference shares outstanding were issued and paid at the expense of the Company’s reserves. The balance remaining thereafter will be distributed to the holders of ordinary shares. All distributions on ordinary shares will be made in proportion to the number of ordinary shares held by each shareholder.

Voting rights: Each of the ordinary shares is entitled to one vote. Decisions of General Meetings of Shareholders are taken by an absolute majority of valid votes cast, except where the laws of the Netherlands or the articles of association provide otherwise.

Distributions rights: The Company makes distributions to shareholders only to the extent that the Company’s equity exceeds the amount of the paid-in and called-up part of the issued share capital, increased by the reserves that are required to be maintained pursuant to the provisions of Dutch law or the articles of association. The Management Board determines, subject to the approval of the Supervisory Board, what portion of the profits will be reserved. Any profits remaining after payment of the preferred dividend on the preference shares, if issued, and reservation of profits will be put at the disposal of a General Meeting of Shareholders. The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions. Distributions on the preference shares are calculated over the paid-up part of their nominal value.

Dividends restrictions: The credit facility (Note 12) contains restrictions that limit the Company’s ability to make distributions to shareholders.

Treasury shares

During the year ended December 31, 2013, the Company repurchased 2,103,214 ordinary shares through the share repurchase program described below and held these shares in treasury.

During the year ended December 31, 2013, the Company re-issued 857,490 treasury shares, of which 169,912 treasury shares were re-issued to the former owners of TuneUp and 687,578 treasury shares were re-issued upon exercise of share options.

As of December 31, 2013 there were 1,612,521 shares held in treasury at a carrying value of $33,179.

On August 24, 2012 the Company repurchased 370,925 of its own ordinary shares for $3,869 with the intention of holding them in treasury to re-issue them in the future. Upon exercise of share options on November 15, 2012, the Company re-issued 4,128 of these treasury shares. As of December 31, 2012 there were 366,797 shares held in treasury at a carrying value of $3,826.

Share repurchase program

The Company has entered into a conditional share repurchase program, designed to repurchase shares to cover obligations to deliver shares under its employee stock options incentive and restricted share units plans (Note 22). Under the share repurchase program the Company may, between May 9, 2013 and November 9, 2014, repurchase from time to time in both open market and privately negotiated transactions up to 4,000,000 ordinary shares. The share repurchase program may occur in tranches. The share repurchase program was authorized by the Company’s shareholders on January 12, 2012 and approved by the Supervisory Board on May 7, 2013. On November 5, 2013, the Supervisory Board approved an increase of the maximum number of shares to be repurchased from 2,500,000 to 4,000,000 to cover AVG’s obligations to deliver shares under its employee stock options incentive and restricted share units plans.

Under the first tranche of the share repurchase program the Company had, up to November 5, 2013, repurchased in open market transactions 1,500,000 ordinary shares for a total consideration of $33,110 and a weighted average price per share of $22.07.

Under the second tranche of the share repurchase program, the Company may repurchase up to 2,500,000 ordinary shares between November 13, 2013 and May 10, 2014. This arrangement does not require the Company to acquire any specific number of shares and may be terminated at any time, except during closed periods. Under this tranche, up to December 31, 2013 the Company repurchased in open market transactions 603,214 ordinary shares for a total consideration of $10,301 and a weighted average price per share of $17.08.

The following table summarizes the Company’s share repurchases:

2013
Total number of shares repurchased	2,103,214
Dollar amount of shares repurchased	$43,411
Average price paid per share	$20.64
Range of price paid per share	$15.89—26.16

Initial public offering

AVG publicly filed its initial Form F-1 with the SEC on January 13, 2012 and on February 7, 2012 closed its initial public offering (IPO) of 8,000,000 ordinary shares at an offering price of $16.00 per share. AVG offered 4,000,000 ordinary shares and the selling shareholders offered 4,000,000 ordinary shares. AVG did not receive any proceeds from the sale of the ordinary shares by the selling shareholders other than the proceeds from options which were exercised by certain selling shareholders in connection with the IPO. The IPO resulted in net proceeds to AVG of $52,698, after deducting underwriting discounts, commissions and offering expenses paid by AVG, net of income tax benefit. The right that was granted to the underwriters to purchase up to 1,200,000 ordinary shares from certain of the selling shareholders within 30 days of the IPO to cover over-allotments was not exercised.

Costs (net of income tax benefit of $1,703) of $11,302 directly associated with the IPO have been recorded as a reduction of the proceeds received in determining the amount to be recorded in additional paid-in capital. These costs were capitalized and recorded as prepaid share issuance cost prior to the closing of the IPO.

On February 7, 2012, upon the closing of the IPO, the Company’s Articles of Association were amended and restated in their entirety. As a result of this amendment, the authorized capital of the Company changed to €2,400,000 (prior to the amendment €2,250,000). The authorized capital is comprised of 240,000,000 shares with a nominal value of €0.01 per share and is divided into 120,000,000 ordinary shares and 120,000,000 preferred shares.

Upon the closing of the IPO, class A, B1, B2 and E shares were automatically converted into 36,000,000 ordinary shares with all special rights associated with the existing classes of shares ceasing to be applicable. Class D preferred shares were converted into 12,000,000 ordinary shares, with all special rights associated with Class D preferred shares ceasing to be applicable. In connection with this conversion, the accrued and unpaid dividends on Class D preferred shares of $2,555 were paid in cash. The Class D preferred shares carrying value was reclassified from the mezzanine section of the balance sheet to shareholders’ deficit.